June 4, 2003

                                   TOUCHSTONE
                                   INVESTMENTS

                            International Equity Fund
                              Emerging Growth Fund
                            Growth Opportunities Fund
                              Large Cap Growth Fund
                                Enhanced 30 Fund
                                 Value Plus Fund


                  SUPPLEMENT TO PROSPECTUS DATED AUGUST 1, 2002

On May 19, 2003, the Board of Trustees approved the termination of the Touchstone International Equity Fund (the "Fund"). Effective immediately, shares of the Fund are no longer available for purchase. All shares of the Fund will be redeemed or exchanged into another Touchstone Fund and the Fund will cease operations on or by July 31, 2003.


         221 East Fourth Street o Suite 300 o Cincinnati, OH 45202-4133
              PH: 513.362.8000 o 800.638.8194 o FAX: 513.362.8320
                          www.touchstoneinvestments.com
               Touchstone Securities, Inc. o Member NASD and SIPC
                 A Member of Western & Southern Financial Group